Investment in Securities (Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Beginning balance	¥ 1,220	¥ 1,413	¥ 2,633
Credit loss for which an other-than-temporary impairment was previously recognized	0	0	49
For securities sold or redeemed	0	(171)	(604)
Due to change in intent to sell or requirement to sell	(199)	(22)	(665)
Ending balance	¥ 1,021	¥ 1,220	¥ 1,413